Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense
Rent expense consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Straight-line rent expense	$83	$83	$249	$216
Contingent rent expense	77	83	232	191
Total rent expense	$160	$166	$481	$407

Rent expense consisted of the following:

	For the Year Ended December 31,
	2016	2015
Straight-line rent expense	$299	$253
Contingent rent expense	266	250
Rent expense allocated to AuraSense, LLC (1)	—	(17)
Total rent expense	$565	$486
____________________

(1)	See Note 11, Related-Party Transactions, for more information.

Schedule of Future Minimum Rental Payments	Future minimum lease payments as of September 30, 2017 are as follows:

Years ending December 31,	Operating Leases
2017	$84
2018	341
2019	347
2020	353
2021	59
Thereafter	—
Total	$1,184
Future minimum lease payments as of December 31, 2016 are as follows:

Years ending December 31,	Operating Leases
2017	$335
2018	341
2019	347
2020	353
2021	59
Thereafter	—
Total	$1,435